UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  DECEMBER 31, 1999

Check here if Amendment [    ];  Amendment Number:
This Amendment (Check only one.):	[    ]  is a restatement.
		[    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

NAME:	THE FIRST NATIONAL BANK IN SIOUX FALLS
		100 S. PHILLIPS AVE.
		SIOUX FALLS, SD  57104

13F FILE NUMBER:		46-0189380

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

NAME:	CAROL RYSAVY
TITLE:	VICE PRESIDENT, OPERATIONS
PHONE:	605-335-5174


Signature, Place, and Date of Signing:



		Carol Rysavy		Sioux Falls, SD		02/08/00

Report Type (Check only one.):

[  x	]	13F HOLDINGS REPORT.  (Check here if all holdings
of this reporting manager are reported in this report.)

[	]	13F NOTICE.  (Check here if no holdings reported are in
this report, and all holdings are reported by other reporting manager(s).)

[	]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	None

Form 13F Information Table Entry Total:	81

FORM 13F INFORMATION TABLE VALUE TOTAL:	$49,823

	(thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

NONE

1REPORT PTR289  2D FIRST NAT'L BK IN SIOUX FALLS     SECURITIES AND EXCHANGE COMMISSION FORM 13-F        02/07/00           PAGE
1
0ASSETS AS OF 12/31/99
0REQUESTED MODEL: BNK
1REPORT PTR289  2D FIRST NAT'L BK IN SIOUX FALLS     SECURITIES AND EXCHANGE COMMISSION FORM 13-F        02/07/00           PAGE
1
                                                                    AS OF 12/31/99
 - - - - - COLUMN 1 AND 2 - - - - - - COLUMN 3 -  COLUMN 4 - - -COLUMN 5 - - - - COLUMN 6- - COLUMN 7- - - - - - COLUMN 8- - -  -
-
                                                                                 INVESTMENT
                                                   MARKET                        DISCRETION                    VOTING AUTHORITY
                                                   VALUE    SHS OR   SH/ PUT/  SOLE SHR OTHER             SOLE      SHARED
NONE
      ISSUER AND TITLE OF CLASS          CUSIP   (X$1000)   PRN AMT  PRN CALL   (A) (B) (C)  MANAGERS      (A)        (B)
(C)
 TRANSOCEAN OFFSHORE INC ORD COM      G90076103       268      8,184 SH          X                       6,400
1,784

 AT&T CORP COM                        001957109       735     14,460 SH          X                       9,135
5,325

 AT&T CORP COM                        001957109        69      1,350 SH              X   X               1,350

 AXA FINL INC COM                     002451102       396     11,650 SH          X                       8,150
3,500

 AMERICAN HOME PRODS CORP COM         026609107       483     12,300 SH          X                      10,700
1,600

 BP AMOCO P L C ADR SPONSORED         055622104       758     12,786 SH          X                      11,200
1,586

 BELL ATLANTIC CORP COM               077853109       568      9,221 SH          X                       4,430
4,791

 BELLSOUTH CORP COM                   079860102       560     11,960 SH          X                       5,772
6,188

 BENCHMARK ELECTRS INC COM            08160H101     1,277     55,682 SH          X                      55,682

 BESTFOODS COM                        08658U101       237      4,500 SH          X                       4,500

 BRISTOL MYERS SQUIBB CO COM          110122108       800     12,460 SH          X                      11,960
500

 CBS CORP COM                         12490K107       217      3,400 SH          X                       3,400

 CHASE MANHATTAN CORP NEW             16161A108       568      7,310 SH          X                       6,208
1,102

 CHEVRON CORP COM                     166751107     1,179     13,615 SH          X                      12,015
1,600

 CITIGROUP INC COM                    172967101       733     13,157 SH          X                      12,707
450

 CITIGROUP INC COM                    172967101        84      1,500 SH              X   X               1,500

 COLGATE PALMOLIVE CO COM             194162103       206      3,164 SH          X                       1,600
1,564

 COMPUTER SCIENCES CORP COM           205363104        57        600 SH          X                         500
100

 COMPUTER SCIENCES CORP COM           205363104       284      3,000 SH              X   X
3,000

 D&W CONSTRUCTION INC                 233000009       388         89 SH          X                          89

 DAYTON HUDSON CORP COM               239753106       510      6,950 SH          X                       3,900
3,050

 DOLLAR GEN CORP                      256669102     1,941     85,335 SH              X   X
85,335

 DOW CHEM CO COM                      260543103     3,905     29,223 SH          X                      27,857
1,366

 DU PONT E I DE NEMOURS & CO COM      263534109       270      4,106 SH          X                       3,906
200

 EQUITY INCOME FD UNIT 1ST EXCHANGE   294700703     1,639      8,079 SH          X                       7,586
493
 SER-AT&T SHS
                                               ----------
          PAGE TOTAL                               18,132
1REPORT PTR289  2D FIRST NAT'L BK IN SIOUX FALLS     SECURITIES AND EXCHANGE COMMISSION FORM 13-F        02/07/00           PAGE
2
                                                                    AS OF 12/31/99
 - - - - - COLUMN 1 AND 2 - - - - - - COLUMN 3 -  COLUMN 4 - - -COLUMN 5 - - - - COLUMN 6- - COLUMN 7- - - - - - COLUMN 8- - -  -
-
                                                                                 INVESTMENT
                                                   MARKET                        DISCRETION                    VOTING AUTHORITY
                                                   VALUE    SHS OR   SH/ PUT/  SOLE SHR OTHER             SOLE      SHARED
NONE
      ISSUER AND TITLE OF CLASS          CUSIP   (X$1000)   PRN AMT  PRN CALL   (A) (B) (C)  MANAGERS      (A)        (B)
(C)
 EXXON MOBIL CORP COM                 30231G102     2,954     36,670 SH          X                      33,067
3,603

 EXXON MOBIL CORP COM                 30231G102       133      1,656 SH              X   X                 528
1,128

 FEDERATED GOVERNMENT TRUST #16       314184102       157     14,581 SH          X                      14,581
 GNMA
 FEDERATED GOVERNMENT TRUST #16       314184102        48      4,456 SH              X   X               4,456
 GNMA
 FEDERATED HIGH YIELD TRUST #38       314197104       112     13,604 SH          X                      13,604

 FEDERATED SHORT TERM INCOME FUND 65  31420C209       287     33,765 SH          X                      30,309
3,456

 FEDERATED SHORT TERM INCOME FUND 65  31420C209        14      1,642 SH              X   X               1,642

 FORD MTR CO DEL COM                  345370100       363      6,818 SH          X                       3,446
3,372

 GTE CORP COM                         362320103       413      5,850 SH          X                       3,200
2,650

 GTE CORP COM                         362320103        49        700 SH              X   X
700

 GANNETT INC                          364730101     2,773     34,000 SH          X                      34,000

 GENERAL ELEC CO COM                  369604103     3,660     23,649 SH          X                      17,149
6,500

 GENERAL MTRS CORP COM                370442105       524      7,206 SH          X                       6,758
448

 GENERAL MTRS CORP COM                370442105        12        160 SH              X   X                 160

 GILLETTE CO COM                      375766102       297      7,200 SH              X   X               7,200

 GLAXO WELLCOME PLC SPONSORED ADR     37733W105        11        200 SH          X                         200

 GLAXO WELLCOME PLC SPONSORED ADR     37733W105       224      4,000 SH              X   X
4,000

 HEWLETT-PACKARD INC COM              428236103       307      2,700 SH          X                       2,500
200

 INTEL CORP                           458140100       736      8,945 SH          X                       6,855
2,090

 INTEL CORP                           458140100        66        800 SH              X   X
800

 INTERNATIONAL BUSINESS MACHS COM     459200101     1,568     14,533 SH          X                      11,233
3,300

 JOHNSON & JOHNSON COM                478160104       266      2,850 SH          X                       1,400
1,450

 JOHNSON & JOHNSON COM                478160104       149      1,600 SH              X   X
1,600

 LUCENT TECHNOLOGIES INC COM          549463107       851     11,342 SH          X                       8,198
3,144

 LUCENT TECHNOLOGIES INC COM          549463107        38        512 SH              X   X                 512

                                               ----------
          PAGE TOTAL                               16,012
1REPORT PTR289  2D FIRST NAT'L BK IN SIOUX FALLS     SECURITIES AND EXCHANGE COMMISSION FORM 13-F        02/07/00           PAGE
3
                                                                    AS OF 12/31/99
 - - - - - COLUMN 1 AND 2 - - - - - - COLUMN 3 -  COLUMN 4 - - -COLUMN 5 - - - - COLUMN 6- - COLUMN 7- - - - - - COLUMN 8- - -  -
-
                                                                                 INVESTMENT
                                                   MARKET                        DISCRETION                    VOTING AUTHORITY
                                                   VALUE    SHS OR   SH/ PUT/  SOLE SHR OTHER             SOLE      SHARED
NONE
      ISSUER AND TITLE OF CLASS          CUSIP   (X$1000)   PRN AMT  PRN CALL   (A) (B) (C)  MANAGERS      (A)        (B)
(C)
 MCI WORLDCOM INC COM                 55268B106       313      5,907 SH          X                       3,609
2,297

 MCDONALDS CORP COM                   580135101       452     11,200 SH          X                       1,200
10,000

 MCDONALDS CORP COM                   580135101        16        400 SH              X   X
400

 MEDIAONE GROUP INC COM               58440J104       204      2,656 SH          X                       1,260
1,396

 MERCK & CO INC COM                   589331107       348      5,174 SH          X                         974
4,200

 MERCK & CO INC COM                   589331107        60        900 SH              X   X
900

 MICROSOFT CORP COM                   594918104       182      1,560 SH          X                         300
1,260

 MICROSOFT CORP COM                   594918104       140      1,200 SH              X   X
1,200

 MINNESOTA MNG & MFG CO COM           604059105       245      2,500 SH          X                       1,100
1,400

 MINNESOTA MNG & MFG CO COM           604059105        39        400 SH              X   X
400

 NASDAQ 100 TR UNIT SER 1             631100104     1,148      6,280 SH          X                       5,905
375

 NORTHERN STS PWR CO MINN COM         665772109       730     37,430 SH          X                      30,772
6,658

 NORTHERN STS PWR CO MINN COM         665772109        54      2,784 SH              X   X               2,784

 PPG INDS INC COM                     693506107       258      4,125 SH              X   X               4,125

 PLACER DOME INC COM                  725906101       224     20,802 SH              X   X
20,802

 RITE AID CORP COM                    767754104       176     15,792 SH          X                      15,792

 SBC COMMUNICATIONS INC               78387G103     1,259     25,830 SH          X                      16,684
9,146

 SAFEWAY INC COM NEW                  786514208       450     12,583 SH          X                       9,900
2,683

 SCHERING PLOUGH CORP COM             806605101       846     19,975 SH          X                      16,625
3,350

 SPRINT CORP COMMON                   852061100       374      5,560 SH          X                       5,560

 SPRINT CORP COMMON                   852061100        55        824 SH              X   X
824

 SUNTRUST BKS INC COM                 867914103       310      4,500 SH          X                       4,500

 TENNANT CO COM                       880345103     1,480     45,200 SH              X   X              45,200

 TEXACO INC COM                       881694103       623     11,464 SH          X                      10,548
916

 TEXACO INC COM                       881694103        11        200 SH              X   X                 200

                                               ----------
          PAGE TOTAL                                9,997
1REPORT PTR289  2D FIRST NAT'L BK IN SIOUX FALLS     SECURITIES AND EXCHANGE COMMISSION FORM 13-F        02/07/00           PAGE
4
                                                                    AS OF 12/31/99
 - - - - - COLUMN 1 AND 2 - - - - - - COLUMN 3 -  COLUMN 4 - - -COLUMN 5 - - - - COLUMN 6- - COLUMN 7- - - - - - COLUMN 8- - -  -
-
                                                                                 INVESTMENT
                                                   MARKET                        DISCRETION                    VOTING AUTHORITY
                                                   VALUE    SHS OR   SH/ PUT/  SOLE SHR OTHER             SOLE      SHARED
NONE
      ISSUER AND TITLE OF CLASS          CUSIP   (X$1000)   PRN AMT  PRN CALL   (A) (B) (C)  MANAGERS      (A)        (B)
(C)
 U S BANCORP OREGON COM               902973106       624     26,214 SH          X                      15,914
10,300

 U S WEST INC NEW COM                 91273H101       297      4,123 SH          X                       1,492
2,631

 VODAFONE GROUP PLC SPONSORED ADR     92857T107       251      5,080 SH          X                       1,950
3,130

 WARNER LAMBERT CO COM                934488107       244      2,976 SH          X                         576
2,400

 WELLS FARGO & CO NEW COM             949746101     4,193    103,699 SH          X                      80,383
23,316

 WELLS FARGO & CO NEW COM             949746101        73      1,800 SH              X   X               1,800

                                               ----------
          PAGE TOTAL                                5,682
         FINAL TOTALS                              49,823